Warrants (Tables)	3 Months Ended	12 Months Ended
	Apr. 30, 2015	Jan. 31, 2015
Schedule of Stockholders' Equity Note, Warrants or Rights, Activity [Table Text Block]
		Weighted
	Number of whole share	average exercise
	purchase warrants	price per share
Outstanding, January 31, 2015	59,566,708	$0.024
Issued	5,882,353	0.005
Expired	(6,210,311)	0.041
Exercised	-	-
Outstanding, April 30, 2015	59,238,750	$0.020
Exercisable, April 30, 2015	59,238,750	$0.020

	Number of	Weighted average
	whole share	exercise
	purchase warrants	price per share
Outstanding, January 31, 2013	94,059,629	$0.055
Issued	25,556,792	0.016
Expired	(46,579,478)	0.071
Exercised	(14,595,214)	0.051

Outstanding, January 31, 2014	58,441,729	$0.026
Issued	6,924,979	0.017
Expired	(5,800,000)	0.037
Exercised	-	-
Outstanding, January 31, 2015	59,566,708	$0.024

Exercisable, January 31, 2015	59,566,708	$0.024